DERIVATIVES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 entity	Dec. 31, 2012 entity
Derivative [Line Items]
Maximum derivative notional position as a percentage of assets	35.00%
Maximum credit exposure as a percentage of capital	3.00%
Maximum single counterparty credit risk exposure	$ 20,000,000
Number of counterparties	9	8
Outstanding liability from counterparty contracts	9,300,000	26,000,000
Interest-bearing deposit swap	913,324,000	935,493,000
Interest Rate Cash Flow Hedge Liability at Fair Value	100,000,000	35,000,000
Credit Derivative Term	6 years
Fixed to floating interest rate swap [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (800,000)	$ (200,000)